Loss for the Period	6 Months Ended
Jun. 30, 2025
Profit (loss) [abstract]
Loss For The Period
8.
loss for the period

	For the six months ended June 30,
	2025	2024
(In thousands)
Loss for the period has been arrived at after charging:
Staff costs:
Salaries and other allowances	$1,320	$4,677
Retirement benefits scheme contributions	36	290
Share-based payment expenses	3,274	8,224
Total staff costs	4,630	13,191
Depreciation of plant and equipment	18	25
Amortization of right-of-use assets	115	164
Amortization of intangible assets	10	10
Impairment loss of intangible assets	1,500	10,000
Other expenses	14	90